EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	27. EVENTS AFTER THE REPORTING PERIOD OddsJam Acquisition Deferred Consideration Payment In January 2026, the Group settled deferred consideration of $3,852 to the sellers of OddsJam.